Concentration and Risks (Tables)	12 Months Ended
Jun. 30, 2026
Concentration and Risks [Abstract]
Schedule of Net Accounts Receivable	There were three and two customers individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2025 and 2026, respectively.

	As of June 30,
Accounts receivables, net	2025	2026

Customer A	32.8%	34.0%
Customer B	23.0%	*
Customer C	12.8%	*
Customer D	*	11.7%

*	The percentage was below 10% for the period.